Mineral properties	12 Months Ended
Dec. 31, 2011
Mineral properties
5.	Mineral properties

The Company’s mineral property consists of the following

	USA		Canada	Total
		Other US	Canadian
	Lost Creek	Properties	Properties
	$	$	$	$

Balance, December 31, 2010	12,298,062	18,760,381	523,667	31,582,110

Acquisition costs	-	760,740	-	760,740
Property write-offs	-	(381,252)	-	(381,252)

Balance, December 31, 2010	12,298,062	19,139,869	523,667	31,961,598

Acquisition costs	-	145,743	-	145,743

Balance, December 31, 2011	12,298,062	19,285,612	523,667	32,107,341

United States

Lost Creek

The Company acquired certain Wyoming properties when Ur-Energy USA Inc. entered into the Membership Interest Purchase Agreement (“MIPA”) with New Frontiers Uranium, LLC effective June 30, 2005.  Under the terms of the MIPA, the Company purchased 100% of the issued and outstanding membership interests in NFU Wyoming, LLC.  Assets acquired in this transaction include Lost Creek, other Wyoming properties and development databases.  The 100% interest in NFU Wyoming was purchased for an aggregate consideration of $24,515,832 (US$20,000,000) plus interest.

A royalty on future production of 1.67% of the value of the uranium and any other minerals sold is in place with respect to 20 claims at Lost Creek.

Other U.S. Properties

The Company holds other mineral properties in Wyoming including LC North, LC South and EN as well as other exploration properties.

During the years 2011 and 2010, the Company entered into a number of lease agreements to acquire surface and mineral rights in Nebraska in anticipation of an exploration project in that area.

During the year ended December 31, 2010, the Company wrote off mineral property costs of $381,252 associated with the Kaycee claims in Wyoming.

Canada

The Company's Canadian properties include Screech Lake and Gravel Hill, which are located in the Thelon Basin, Northwest Territories and Bugs, which is located in the Baker Lake Basin, Nunavut.

Impairment testing

As a part of their annual mineral property analysis, management reviewed all of its significant mineral properties for potential impairment as at December 31, 2011.

For the Company’s Lost Creek project, management reviewed the calculations done as of December 31, 2011 and determined that the underlying costs, assumptions and time lines have not changed significantly and therefore no impairment existed as of December 31, 2011. Management calculated the future net cash flows using estimated future prices, indicated resources, and estimated operating, capital and reclamation costs.

Other than for those properties written off during 2010, management did not identify impairment indicators for any of its mineral properties.